CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
COMMON STOCKS - 59.5%
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.2%
Verizon Communications Inc.	85,790	$3,962,640

Entertainment - 1.1%
Activision Blizzard Inc.	45,900	3,669,705

TOTAL COMMUNICATION SERVICES		7,632,345

CONSUMER STAPLES - 3.5%
Beverages - 1.9%
Coca-Cola Co.	97,030	6,226,415

Household Products - 1.6%
Kimberly-Clark Corp.	16,290	2,146,859
Procter & Gamble Co.	23,950	3,326,895

Total Household Products		5,473,754

TOTAL CONSUMER STAPLES		11,700,169

ENERGY - 2.6%
Oil, Gas & Consumable Fuels - 2.6%
DT Midstream Inc.	52,600	2,894,578
Enbridge Inc.	42,190	1,895,597
Equitrans Midstream Corp.	189,500	1,487,575
Williams Cos. Inc.	69,570	2,371,641

TOTAL ENERGY		8,649,391

FINANCIALS - 11.0%
Banks - 2.3%
Bank of America Corp.	96,700	3,269,427
JPMorgan Chase & Co.	37,900	4,372,144

Total Banks		7,641,571

Capital Markets - 6.9%
Blackstone Inc.	115,090	11,747,236
Blue Owl Capital Inc.	319,400	3,644,354
CME Group Inc.	6,920	1,380,402
Intercontinental Exchange Inc.	15,910	1,622,661
Trinity Capital Inc.	301,400	4,439,622

Total Capital Markets		22,834,275

Diversified Financial Services - 0.4%
Apollo Global Management Inc.	26,520	1,514,292

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report	1

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Insurance - 1.4%
Chubb Ltd.	13,210	$2,491,934
Progressive Corp.	18,400	2,117,104

Total Insurance		4,609,038

TOTAL FINANCIALS		36,599,176

HEALTH CARE - 7.5%
Biotechnology - 0.6%
Amgen Inc.	8,430	2,086,172

Life Sciences Tools & Services - 1.7%
Danaher Corp.	18,590	5,418,428

Pharmaceuticals - 5.2%
Johnson & Johnson	13,790	2,406,631
Merck & Co. Inc.	66,590	5,949,150
Pfizer Inc.	175,674	8,873,294

Total Pharmaceuticals		17,229,075

TOTAL HEALTH CARE		24,733,675

INDUSTRIALS - 5.9%
Aerospace & Defense - 2.5%
Lockheed Martin Corp.	9,030	3,736,704
Raytheon Technologies Corp.	47,980	4,472,216

Total Aerospace & Defense		8,208,920

Air Freight & Logistics - 0.7%
United Parcel Service Inc., Class B Shares	12,520	2,440,023

Electrical Equipment - 0.5%
Emerson Electric Co.	19,250	1,733,847

Machinery - 2.2%
Otis Worldwide Corp.	56,500	4,416,605
Stanley Black & Decker Inc.	27,760	2,701,881

Total Machinery		7,118,486

TOTAL INDUSTRIALS		19,501,276

INFORMATION TECHNOLOGY - 17.9%
Communications Equipment - 1.0%
Cisco Systems Inc.	73,650	3,341,501

Electronic Equipment, Instruments & Components - 0.8%
TE Connectivity Ltd.	20,020	2,677,275

IT Services - 0.8%
Paychex Inc.	20,390	2,615,629

Semiconductors & Semiconductor Equipment - 4.6%
ASML Holding NV, Registered Shares	2,710	1,556,732
Intel Corp.	91,700	3,329,627

See Notes to Schedule of Investments.

2	ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - (continued)
NXP Semiconductors NV	9,670	$1,778,120
QUALCOMM Inc.	38,150	5,534,039
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,370	740,578
Texas Instruments Inc.	12,890	2,305,892

Total Semiconductors & Semiconductor Equipment		15,244,988

Software - 6.5%
Microsoft Corp.	61,170	17,172,865
NortonLifeLock Inc.	51,530	1,264,031
Oracle Corp.	41,570	3,235,809

Total Software		21,672,705

Technology Hardware, Storage & Peripherals - 4.2%
Apple Inc.	85,550	13,902,730

TOTAL INFORMATION TECHNOLOGY		59,454,828

MATERIALS - 1.2%
Chemicals - 1.2%
Air Products & Chemicals Inc.	7,230	1,794,703
Huntsman Corp.	70,440	2,039,942

TOTAL MATERIALS		3,834,645

REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.7%
Alexandria Real Estate Equities Inc.	28,960	4,800,989
American Tower Corp.	9,210	2,494,344
Apartment Income REIT Corp.	42,788	1,940,008
Crown Castle International Corp.	5,072	916,307
Equinix Inc.	3,260	2,294,192
Equity LifeStyle Properties Inc.	21,090	1,550,537
Gaming and Leisure Properties Inc.	60,047	3,121,844
Global Medical REIT Inc.	42,500	517,650
Prologis Inc.	14,690	1,947,306
SBA Communications Corp.	5,740	1,927,435
Weyerhaeuser Co.	23,350	848,072

TOTAL REAL ESTATE		22,358,684

UTILITIES - 0.9%
Electric Utilities - 0.4%
NextEra Energy Inc.	16,520	1,395,775

Multi-Utilities - 0.5%
Sempra Energy	10,420	1,727,636

TOTAL UTILITIES		3,123,411

TOTAL COMMON STOCKS (Cost - $125,213,834)		197,587,600

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report	3

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY		SHARES/UNITS	VALUE
MASTER LIMITED PARTNERSHIPS - 22.7%
Diversified Energy Infrastructure - 10.2%
Energy Transfer LP		1,296,630	$14,664,885
Enterprise Products Partners LP		513,970	13,738,418
Plains GP Holdings LP, Class A Shares		483,710	5,412,715	*

Total Diversified Energy Infrastructure			33,816,018

Gathering/Processing - 1.1%
Rattler Midstream LP		249,910	3,588,708

Global Infrastructure - 1.3%
Brookfield Renewable Partners LP		111,210	4,198,111

Liquids Transportation & Storage - 4.0%
Magellan Midstream Partners LP		188,720	9,719,080
PBF Logistics LP		191,350	3,564,850

Total Liquids Transportation & Storage			13,283,930

Oil/Refined Products - 3.9%
CrossAmerica Partners LP		156,720	3,482,318
MPLX LP		189,680	6,166,497
Sunoco LP		82,580	3,415,509

Total Oil/Refined Products			13,064,324

Petrochemicals - 1.4%
Westlake Chemical Partners LP		183,299	4,642,964

Power Generation - 0.8%
NextEra Energy Partners LP		33,340	2,758,552

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $43,376,784)			75,352,607

	RATE	SHARES
CONVERTIBLE PREFERRED STOCKS - 11.9%
COMMUNICATION SERVICES - 2.2%
Media - 0.8%
Paramount Global, Non Voting Shares	5.750%	69,293	2,676,789

Wireless Telecommunication Services - 1.4%
2020 Cash Mandatory Exchangeable Trust	5.250%	3,769	4,527,850

TOTAL COMMUNICATION SERVICES			7,204,639

CONSUMER DISCRETIONARY - 1.0%
Auto Components - 1.0%
Aptiv PLC, Non Voting Shares	5.500%	27,670	3,355,541

FINANCIALS - 2.4%
Capital Markets - 2.4%
KKR & Co. Inc., Non Voting Shares	6.000%	115,490	8,084,300

See Notes to Schedule of Investments.

4	ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE		SHARES	VALUE
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Boston Scientific Corp., Non Voting Shares	5.500%		2,934	$319,278

INFORMATION TECHNOLOGY - 3.0%
Semiconductors & Semiconductor Equipment - 3.0%
Broadcom Inc., Non Voting Shares	8.000%		5,914	9,922,509

UTILITIES - 3.2%
Electric Utilities - 1.4%
NextEra Energy Inc.	6.219%		88,590	4,684,639

Gas Utilities - 1.1%
South Jersey Industries Inc.	8.750%		31,730	2,187,149
Spire Inc.	7.500%		23,900	1,277,455

Total Gas Utilities				3,464,604

Multi-Utilities - 0.7%
DTE Energy Co.	6.250%		45,450	2,346,584

TOTAL UTILITIES				10,495,827

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $33,548,327)				39,382,094

INVESTMENTS IN UNDERLYING FUNDS - 1.8%
Ares Capital Corp.			44,860	869,835	(a)
Barings BDC Inc.			226,900	2,232,696	(a)
TriplePoint Venture Growth BDC Corp.			212,042	2,953,745	(a)

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $5,266,397)				6,056,276

		MATURITY DATE	FACE AMOUNT
CONVERTIBLE BONDS & NOTES - 1.4%
COMMUNICATION SERVICES - 0.4%
Entertainment - 0.4%
IMAX Corp., Senior Notes	0.500%	4/1/26	$1,500,000	1,335,750

INDUSTRIALS - 1.0%
Airlines - 1.0%
American Airlines Group Inc., Senior Notes	6.500%	7/1/25	3,114,000	3,490,794

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $4,784,890)				4,826,544

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $212,190,232)				323,205,121

See Notes to Schedule of Investments.

ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report	5

CLEARBRIDGE TACTICAL DIVIDEND INCOME FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	1.498%	6,861,102	$6,861,102
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	1.553%	1,715,275	1,715,275	(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $8,576,377)			8,576,377

TOTAL INVESTMENTS - 99.9% (Cost - $220,766,609)			331,781,498
Other Assets in Excess of Liabilities - 0.1%			333,014

TOTAL NET ASSETS - 100.0%			$332,114,512

*	Non-income producing security.

(a)	Security is a business development company.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At July 31, 2022, the total market value of investments in Affiliated Companies was $1,715,275 and the cost was $1,715,275 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

REIT	— Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

6	ClearBridge Tactical Dividend Income Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Tactical Dividend Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

7

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

8

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Common Stocks	$197,587,600	—	—	$197,587,600
Master Limited Partnerships	75,352,607	—	—	75,352,607
Convertible Preferred Stocks:
Communication Services	2,676,789	$4,527,850	—	7,204,639
Other Convertible Preferred Stocks	32,177,455	—	—	32,177,455
Investments in Underlying Funds	6,056,276	—	—	6,056,276
Convertible Bonds & Notes	—	4,826,544	—	4,826,544

Total Long-Term Investments	313,850,727	9,354,394	—	323,205,121

Short-Term Investments†	8,576,377	—	—	8,576,377

Total Investments	$322,427,104	$9,354,394	—	$331,781,498

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended July 31, 2022. The following transactions were effected in such company for the period ended July 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$837,233	$11,152,238	11,152,238	$10,274,196	10,274,196

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at July 31, 2022
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$4,812	—	$1,715,275

9